Consolidated Statements of Shareholders' Equity (USD $)	Comprehensive Income [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2008		$ 917,269	$ 234,567,670	$ 21,346,493	$ 256,831,432
Balance (in Shares) at Dec. 31, 2008		30,575,611
Net income (loss)	(15,627,504)			(15,627,504)	(15,627,504)
Issuance of shares in "Continuous Offering Program, net of issuance costs"		4,023	204,732		208,755
Issuance of shares in "Continuous Offering Program, net of issuance costs" (in Shares)		134,100
Issuance of restricted shares for stock incentive award and share-based compensation		4,200	815,989		820,189
Issuance of restricted shares for stock incentive award and share-based compensation (in Shares)		140,000
Dividends declared (see Note 13)				(10,779,609)	(10,779,609)
Balance at Dec. 31, 2009		925,492	235,588,391	(5,060,620)	231,453,263
Balance (in Shares) at Dec. 31, 2009		30,849,711
Net income (loss)	(6,605,850)			(6,605,850)	(6,605,850)
Issuance of restricted shares for stock incentive award and share-based compensation		4,575	691,540		696,115
Issuance of restricted shares for stock incentive award and share-based compensation (in Shares)		152,500
Dividends declared (see Note 13)				(6,848,536)	(6,848,536)
Balance at Dec. 31, 2010		930,067	236,279,931	(18,515,006)	218,694,992
Balance (in Shares) at Dec. 31, 2010		31,002,211
Net income (loss)	1,115,989			1,115,989	1,115,989
Issuance of restricted shares for stock incentive award and share-based compensation		4,950	563,539		568,489
Issuance of restricted shares for stock incentive award and share-based compensation (in Shares)		165,000
Dividends declared (see Note 13)				(8,457,722)	(8,457,722)
Balance at Dec. 31, 2011		$ 935,017	$ 236,843,470	$ (25,856,739)	$ 211,921,748
Balance (in Shares) at Dec. 31, 2011		31,167,211